Lease	12 Months Ended
May 31, 2025
Lessee Disclosure [Abstract]
Lease
13.	LEASE
The Group has operating leases for learning centers, service centers and office spaces. Certain leases include renewal options and/or termination options, which are factored into the Group’s determination of lease payments when appropriate.
Operating lease costs for the years ended May 31, 2023, 2024 and 2025 were US$163,195, US$209,327 and US$278,558, respectively, which excluded cost of short-term leases. Short-term lease costs for the years ended May 31, 2023, 2024 and 2025 were US$39,057, US$53,907 and US$63,366, respectively.
As of May 31, 2024 and 2025, the weighted average remaining lease term was 3.9 years and 3.7 years, respectively, and the weighted average discount rate was 4.7% and 4.4% for the Group’s operating leases, respectively.
Supplemental cash flow information related to the operating leases is as follows:

	For the years ended May 31,
	2024	2025
	US$	US$
Cash payments for the operating leases	214,089	281,410
Right-of-use assets obtained in exchange for the new operating lease liabilities	442,212	423,895

A summary of maturity analysis of the annual undiscounted cash flows for the operating lease liabilities as of May 31, 2025 is as follows:

As of May 31, 2025
US$
Fiscal year ending
May 31, 2026	289,279
May 31, 2027	224,633
May 31, 2028	165,295
May 31, 2029	109,424
May 31, 2030	43,800
Thereafter	20,129

Total future lease payments	852,560
Less: Imputed interest	(63,187)

Present value of operating lease liabilities	789,373

As of May 31, 2025, the Group has lease contracts that have been entered into but not yet commenced amounting to US$56,917, and these contracts will commence in the fiscal year 2026.
For the years ended May 31, 2023, 2024 and 2025, no impairment loss was recorded.